Guranteed Investment Contracts (GIC) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic GICs	$ 1,626,625	$ 1,562,409